Risk Information - Market risk (Details) SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK item	Dec. 31, 2016 SEK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	SEK 20.0
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of measurement and limiting interest rate risk categories | item	2
Risk amount	SEK 582.0	SEK 621.0
Market risk exposure limit	SEK 1,100.0	1,300.0
Liquidity Portfolio VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR horizon period (in years)	2 years
Risk amount	SEK 8.0	10.0
Market risk exposure limit	18.0	14.0
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	223.0	286.0
Market risk exposure limit	SEK 500.0	600.0
Risk basis point change	100.00
Interest rate risk regarding changes in future net interest income (NII)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net interest risk period (in years)	1 year
Risk period to NII from cross-currency basis swaps (in months)	12 months
Risk amount	SEK 193.0	188.0
Market risk exposure limit	SEK 250.0	250.0
Risk basis point change	100.00
Credit spread risk in assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	SEK (210.0)	(274.0)
Market risk exposure limit	SEK 500.0	500.0
Risk basis point change	100.00
Credit spread risk in own debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	SEK 601.0	668.0
Market risk exposure limit	SEK 1,000.0	1,000.0
Risk basis point change	20.00
Cross currency basis spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	SEK 161.0	184.0
Market risk exposure limit	450.0	450.0
Risk to NII from cross currency basis swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	23.0	28.0
Market risk exposure limit	100.0	150.0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk amount	2.0	2.0
Market risk exposure limit	SEK 15.0	SEK 15.0
Assumed change in percentage in all foreign currency positions	10.00